Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Unearned Revenue Accrued Revenue [Text Block]

19. Unearned Revenue

Unearned Revenue represents cash received in advance of it being earned. Revenue is recognized as earned on a straight-line basis at their average rates where charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue during the periods presented is as follows:

	December 31,
	2010	2011
Unearned Revenue
Revenue received in advance of service provided – Current liability	$4,675	$4,131
Deferred revenue resulting from varying charter rates
Current liability	6,010	19,080
Non-current liability	31,399	17,821
Total Unearned Revenue	$42,084	$41,032